STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
 Philadelphia, PA 19103
 (215) 564-8000

January 6, 2009

VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attn: Filing Desk

Re:	Voyageur Insured Funds (the “Trust”) File Nos. 033-11235/811-04973 Rule 497(j) Filing

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 44 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, which incorporated by reference into the Amendment the Prospectus and Statement of Additional Information that was filed in Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Voyageur Mutual Funds (File No. 033-63238) on December 29, 2008. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on December 29, 2008.

         Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Sincerely,

/s/ Jonathan M. Kopcsik Jonathan M. Kopcsik, Esq.

cc:	David F. Connor, Esq. Bruce G. Leto, Esq.